Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Loss
Net income/(loss)	$ (2,808,086)	$ 58,020	$ (198,028)
Other comprehensive income/ (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	466	550	550
Actuarial gains/(losses)	50	(1,518)	3,335
Other comprehensive income/(loss)	516	(968)	3,885
Comprehensive income/(loss)	(2,807,570)	57,052	(194,143)
Less: comprehensive income attributable to non-controlling interests	(39,090)	(105,137)	(26,532)
Comprehensive loss attributable to DryShips Inc.	$ (2,846,660)	$ (48,085)	$ (220,675)